Note 2 - Summary of Significant Accounting Policies: m. Asset Retirement Obligations (Policies)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Policies
m. Asset Retirement Obligations

c.      Asset retirement obligation – We account for asset retirement obligations by following the uniform methodology for accounting for estimated reclamation and abandonment costs as prescribed by authoritative accounting guidance.  This guidance provides that the fair value of a liability for an asset retirement obligation (“ARO”) will be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The ARO is capitalized as part of the carrying value of the assets to which it is associated and depreciated over the useful life of the asset. Adjustments are made to the liability for changes resulting from passage of time and changes to either the timing or amount of the original present value estimate underlying the obligation. We have an ARO associated with our exploration program at the Lookout Mountain exploration project.

m.   Asset Retirement Obligations – The Company accounts for asset retirement obligations by following the methodology for accounting for estimated reclamation and abandonment costs as prescribed by GAAP.  This guidance provides that the fair value of a liability for an asset retirement obligation (“ARO”) will be recognized in the period in which it is incurred if a reasonable estimate of fair value can be made and a contractual obligation exists. The ARO is capitalized as part of the carrying value of the assets to which it is associated, and depreciated over the useful life of the asset. Adjustments are made to the liability for changes resulting from passage of time and changes to either the timing or amount of the original estimate underlying the obligation. We have an asset retirement obligation associated with our exploration program at the Lookout Mountain exploration project on our Eureka property (see Note 11).